Other, Net (Schedule Of Other Net) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Other, Net [Line Items]
AFUDC Equity		$ 28.3	$ 11.0
Miscellaneous	[1]	1.0	(2.2)
Total Other, net		$ 29.3	$ 8.8
Predecessor
Schedule Of Other, Net [Line Items]
AFUDC Equity				$ 6.8
Miscellaneous	[1]			11.1
Total Other, net				$ 17.9

[1]	Miscellaneous primarily consists of a gain from insurance proceeds in 2013.